UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     April 22, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     91

Form13F Information Table Value Total:     $176,424 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

				FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
International Business Machine	Common	459200101	7700	36099	SH		SOLE		25587		10512
Exxon Mobil Corp.            	Common	30231G102  	6391	70921	SH		SOLE		52766		18155
Walt Disney Co.              	Common	254687106	6246	109966	SH		SOLE		78691		31275
McDonalds Corp.              	Common	580135101	6140	61595	SH		SOLE		43420		18175
General Electric             	Common	369604103	5311	229736	SH		SOLE		158055		71681
AMGEN                        	Common	031162100	5247	51188	SH		SOLE		38513		12675
Apple Inc.                   	Common	037833100	4566	10315	SH		SOLE		7600		2715
Blackrock Inc.               	Common	09247X101  	4411	17170	SH		SOLE		12065		5105
Ross Stores                  	Common	778296103	4409	72730	SH		SOLE		52845		19885
Sigma-Aldrich                	Common	826552101	4211	54235	SH		SOLE		39885		14350
Ingredion                    	Common	457187102	4195	58000	SH		SOLE		41450		16550
Oracle Corp.                 	Common	68389X105  	4112	127176	SH		SOLE		92376		34800
Berkshire Hathaway Cl B      	Class B	084670207	4030	38675	SH		SOLE		26740		11935
Thermo Fisher Scientific     	Common	883556102	3985	52095	SH		SOLE		39795		12300
Republic Services Inc        	Common	760759100	3962	120064	SH		SOLE		87289		32775
Church & Dwight Co Inc       	Common	171340102	3647	56430	SH		SOLE		39080		17350
Thomson Reuters Corp         	Common	884903105	3544	109120	SH		SOLE		77770		31350
Johnson & Johnson            	Common	478160104	3544	43469	SH		SOLE		29178		14291
Novartis                     	Common	66987V109  	3469	48692	SH		SOLE		36267		12425
Stryker Corp                 	Common	863667101	3395	52037	SH		SOLE		37462		14575
Mastercard                   	Common	57636Q104  	3185	5885	SH		SOLE		4800		1085
Intel                        	Common	458140100	3164	144905	SH		SOLE		105605		39300
3M Co.                       	Common	88579Y101  	3157	29694	SH		SOLE		24844		4850
Merck & Co Inc               	Common	589331107	3123	70667	SH		SOLE		50847		19820
Clorox Company               	Common	189054109	3094	34947	SH		SOLE		24897		10050
Praxair                      	Common	74005P104  	3014	27020	SH		SOLE		18755		8265
Alerian MLP ETF              	Common	00162Q866  	2712	153038	SH		SOLE		111713		41325
Procter & Gamble             	Common	742718109	2573	33395	SH		SOLE		28320		5075
Chevron Corp.                	Common	166764100	2563	21570	SH		SOLE		17825		3745
Coca-Cola                    	Common	191216100	2529	62528	SH		SOLE		47200		15328
Automatic Data Processing    	Common	053015103	2497	38401	SH		SOLE		28006		10395
Microsoft Corp.              	Common	594918104	2404	84035	SH		SOLE		69625		14410
Vodafone Group PLC           	Common	92857W209  	2397	84384	SH		SOLE		56197		28187
Cisco Systems                	Common	17275R102  	2347	112309	SH		SOLE		82805		29504
Canadian Natural Resources   	Common	136385101	2167	67455	SH		SOLE		42675		24780
Canadian Natl Ry Co          	Common	136375102	2066	20600	SH		SOLE		15125		5475
Royal Dutch                  	Common	780259206	1948	29890	SH		SOLE		22490		7400
Occidental Petroleum Corp.   	Common	674599105	1922	24527	SH		SOLE		15073		9454
Vanguard Corp Bond Etf       	Common	92206C409  	1893	23560	SH		SOLE		16935		6625
Discovery Communications Inc S	Class S	25470F104  	1831	23250	SH		SOLE		18525		4725
AbbVie Inc.                  	Common	00287Y109  	1806	44278	SH		SOLE		29447		14831
Medtronic Inc                	Common	585055106	1751	37296	SH		SOLE		27896		9400
Triumph Group                	Common	896818101	1707	21750	SH		SOLE		13175		8575
Abbott Labs                  	Common	002824100	1578	44678	SH		SOLE		29847		14831
Colgate Palmolive            	Common	194162103	1539	13037	SH		SOLE		9962		3075
AT&T Corp.                   	Common	00206R102  	1482	40393	SH		SOLE		31978		8415
Accenture                    	Common	G1151C101  	1470	19354	SH		SOLE		13304		6050
Kinder Morgan Inc.           	Common	49456B101  	1272	32873	SH		SOLE		28273		4600
JP Morgan Chase & Co         	Common	46625H100  	1268	26725	SH		SOLE		22475		4250
Pfizer Inc.                  	Common	717081103	1091	37817	SH		SOLE		25336		12481
Apache                       	Common	037411105	1018	13195	SH		SOLE		10295		2900
American Express Co.         	Common	025816109	922	13663	SH		SOLE		7580		6083
iShares Barclays 1-3 Yr Treasu	Common	464287457	900	10650	SH		SOLE		8650		2000
Philip Morris Intl Inc       	Common	718172109	878	9475	SH		SOLE		7425		2050
Wells Fargo & Co New         	Common	949746101	874	23630	SH		SOLE		18980		4650
iShares MSCI Singapore       	Common	464286673	723	51810	SH		SOLE		36010		15800
Illinois Tool Works Inc      	Common	452308109	671	11014	SH		SOLE		8534		2480
General Mills Inc            	Common	370334104	642	13010	SH		SOLE		11710		1300
NextEra Energy               	Common	65339F101  	635	8170	SH		SOLE		6240		1930
Duke Energy                  	Common	26441C204  	627	8644	SH		SOLE		6469		2175
General Dynamics Corp.       	Common	369550108	595	8436	SH		SOLE		5850		2586
Pub Svc Ent Group Inc        	Common	744573106	576	16775	SH		SOLE		12625		4150
Bristol Myers                	Common	110122108	544	13204	SH		SOLE		10304		2900
Vanguard Short Term Bond ETF 	Common	921937827	490	6047	SH		SOLE		6047		0
Magellan Midstream Partners LP	Common	559080106	482	9016	SH		SOLE		7372		1644
H C P Inc                    	Common	40414L109  	459	9200	SH		SOLE		7250		1950
WsdmTree Emging Mkt Local Debt	Common	97717X867  	456	8685	SH		SOLE		7860		825
Deere & Co                   	Common	244199105	441	5125	SH		SOLE		4975		150
Bank Of New York Co          	Common	064058100	427	15268	SH		SOLE		10793		4475
Wal Mart Stores Inc.         	Common	931142103	425	5677	SH		SOLE		5175		502
Total SA                     	Common	89151E109	375	7825	SH		SOLE		5500		2325
Genl Amern Investors Co      	Common	368802104	375	12017	SH		SOLE		12017		0
United Tehnologies Corp      	Common	913017109	370	3955	SH		SOLE		3745		210
Emerson Electric             	Common	291011104	354	6335	SH		SOLE		5735		600
Sysco Corp                   	Common	871829107	331	9400	SH		SOLE		1800		7600
Teva Pharm Inds Ltd ADR      	Common	881624209	317	8000	SH		SOLE		7100		900
Dover Corporation            	Common	260003108	315	4325	SH		SOLE		4025		300
US Lgcap Equity: Schwab ETF  	Common	808524201	289	7750	SH		SOLE		7750		0
ConocoPhillips               	Common	20825C104  	272	4534	SH		SOLE		2082		2452
Vanguard Int Term Bond ETF   	Common	921937819	262	2975	SH		SOLE		2975		0
United Parcel Service Inc Cl B	Class B	911312106	252	2937	SH		SOLE		2637		300
S P D R TRUST Unit SR        	Common	78462F103  	248	1580	SH		SOLE		1580		0
PIMCO Enh Short Maturity ETF 	Common	72201R833  	244	2400	SH		SOLE		2400		0
Home Depot                   	Common	437076102	237	3392	SH		SOLE		3287		105
Wisdomtree Japan Tot Div     	Common	97717W851  	233	5400	SH		SOLE		2750		2650
PepsiCo Inc.                 	Common	713448108	231	2922	SH		SOLE		2647		275
Noble Energy                 	Common	655044105	228	1975	SH		SOLE		1175		800
VF Corp                      	Common	918204108	222	1325	SH		SOLE		1225		100
Kimberly-Clark               	Common	494368103	211	2150	SH		SOLE		1950		200
SPDR Gold Shares             	Common	78463V107  	201	1300	SH		SOLE		1300		0
1/100000 Ergo Sci Corp       	Common	CKE81Q300  	7	81440	SH		SOLE		81440		0